Commitments and Contingencies - Financial Services has Various Agreements to Extend Credit (Detail) (Wholesale and dealer financing [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Wholesale and dealer financing [Member]
Line Of Credit Facility [Line Items]
Total Credit Limit	$ 7,115
Utilized	4,281
Not Utilized	$ 2,834